                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3430

                        Oppenheimer U.S. Government Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 05/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2010 (Unaudited)

                                                                      Principal
                                                                        Amount          Value
                                                                     -----------   --------------
ASSET-BACKED SECURITIES--5.9%
AmeriCredit Prime Automobile Receivables Trust 2010-1, Automobile
   Receivable Nts., Series 2010-1, Cl. A2, 0.97%, 1/15/13            $ 1,105,000   $    1,103,269
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through
   Certificates, Series 2004-W8, Cl. A2, 0.823%, 5/25/34(1)            3,208,688        2,819,109
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through
   Certificates, Series 2006-M3, Cl. A2B, 0.443%, 9/25/36(1)           1,033,078          388,844
Bank of America Credit Card Trust, Credit Card Asset-Backed
   Certificates:
   Series 2006-A16, Cl. A16, 4.72%, 5/15/13                            7,095,000        7,245,948
   Series 2010-A1, Cl. A1, 0.585%, 9/15/15(1)                          2,465,000        2,442,281
BMW Vehicle Owner Trust 2010-A, Asset-Backed Nts., Series 2010-A,
   Cl. A3, 1.39%, 4/25/14                                              1,850,000        1,852,029
Capital One Multi-Asset Execution Trust, Credit Card Asset-Backed
   Certificates, Series 2009-A2, Cl. A2, 3.20%, 6/15/11                2,980,000        3,046,518
CIT Equipment Collateral, Asset-Backed Certificates, Series
   2009-VT1, Cl. A2, 2.20%, 10/15/10(2)                                2,377,263        2,381,810
CNH Equipment Trust, Asset-Backed Certificates:
   Series 2009-B, Cl. A3, 2.97%, 3/15/13                               2,978,353        3,008,765
   Series 2010-A, Cl. A2, 0.81%, 3/25/15                               3,125,000        3,120,106
Countrywide Home Loans, Asset-Backed Certificates:
   Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36(1)                         1,257,652          970,542
   Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36(1)                           693,644          563,603
Discover Card Master Trust, Credit Card Receivables:
   Series 2008-A3, Cl. A3, 5.10%, 10/15/13                             3,050,000        3,160,921
   Series 2009-A1, Cl. A1, 1.637%, 12/15/14(1)                         2,749,000        2,775,992
DT Auto Owner Trust, Automobile Receivable Nts., Series 2009-1,
   Cl. A1, 2.98%, 10/15/15                                             2,136,386        2,139,907
Embarcadero Aircraft Securitization Trust, Airplane Receivable
   Nts., Series 2000-A, Cl. B, 8/15/25(3,4)                            4,550,157               --
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
   Certificates, Series 2006-FF10, Cl. A3, 0.433%, 7/25/36(1)          1,270,684        1,222,406
Ford Credit Auto Lease Trust, Automobile Receivable Nts., Series
   2010-A, Cl. A, 1.04%, 3/15/13(2)                                    2,355,000        2,356,039
Ford Credit Auto Owner Trust, Automobile Receivable Nts.:
   Series 2009-B, Cl. A2, 2.10%, 11/15/1                               3,433,373        3,442,250
   Series 2010-A, Cl. A4, 2.15%, 6/15/15                               3,565,000        3,588,109
GE Capital Credit Card Master Note Trust, Asset-Backed Nts.,
   Series 2009-2, Cl. A, 3.69%, 7/15/15                                2,480,000        2,567,726
Honda Auto Receivables 2010-2 Owner Trust, Automobile Receivable
   Nts., Series 2010-2, Cl. A3, 1.35%, 5/20/13                         2,815,000        2,813,078
Hyundai Auto Receivables Trust 2010-A, Automobile Receivable
   Nts., Series 2010-A, Cl. A3, 1.50%, 10/15/14                        1,355,000        1,355,284
Merrill Auto Trust Securitization 2007-1, Asset-Backed Nts.,
   Series 2007-1, Cl. A4, 0.397%, 12/15/13(1)                          2,625,769        2,612,771
Nissan Auto Lease Trust, Automobile Receivable Nts., Series
   2010-A, Cl. A3, 1.39%, 1/15/16                                      2,830,000        2,819,563
Option One Mortgage Loan Trust 2006-2, Asset-Backed Certificates,
   Series 2006-2, Cl. 2A2, 0.443%, 7/1/36(1)                           1,740,477        1,046,267


                      1 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2010 (Unaudited)

                                                                      Principal
                                                                        Amount          Value
                                                                     -----------   --------------
ASSET-BACKED SECURITIES CONTINUED
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
   Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36(1)            $   971,545   $      871,813
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed
   Pass-Through Certificates, Series 2006-KS7, Cl. A2, 0.443%,
   9/25/36(1)                                                            927,198          895,141
SSB RV Trust 2001-1, Recreational Vehicles Mtg. Obligations,
   Series 2001-1, Cl. B, 6.64%, 4/1/18                                   861,910          863,098
Structured Asset Securities Corp., Interest-Only Stripped
   Pass-Through Certificates, Series 2002-AL1, Cl. AIO, 17.794%,
   2/25/32(5)                                                         10,786,129        1,038,764
Volvo Financial Equipment LLC, Asset-Backed Certificates, Series
   2010-1A, Cl. A3, 1.56%, 6/17/13(4)                                  1,410,000        1,410,000
                                                                                   --------------
Total Asset-Backed Securities (Cost $72,876,262)                                       65,921,953
                                                                                   --------------
MORTGAGE-BACKED OBLIGATIONS--80.9%
GOVERNMENT AGENCY--70.7%
FHLMC/FNMA/FHLB/SPONSORED--65.4%
Federal Home Loan Bank, Mtg.-Backed Obligations, Series
   5G-2012, Cl. 1, 4.97%, 2/24/12                                      2,877,498        3,055,876
Federal Home Loan Mortgage Corp.:
   4.50%, 5/1/19                                                         191,675          202,107
   5%, 7/15/33-6/15/34                                                 5,460,797        5,762,041
   5.50%, 9/1/39                                                       9,740,587       10,391,228
   6%, 7/15/24                                                         4,135,921        4,533,820
   6.50%, 4/15/18-4/1/34                                               3,314,901        3,611,763
   7%, 8/15/16-10/1/31                                                 6,581,560        7,344,405
   7.50%, 9/15/12-4/25/36                                              3,649,651        4,131,625
   8%, 4/1/16                                                            622,077          680,030
   9%, 8/1/22-5/1/25                                                     164,900          184,181
   11.50%, 6/15/20-12/3/20                                               121,755          134,845
   12.50%, 7/15/19                                                        27,085           31,066
   13%, 8/15/15                                                           29,165           33,665
   14%, 2/14/11                                                            1,227            1,255
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
   Conduit Multiclass Pass-Through Certificates:
   Series 151, Cl. F, 9%, 5/15/21                                         51,071           56,554
   Series 1644, Cl. S, 3.309%, 12/15/23(1)                             4,992,833        5,212,389
   Series 2006-11, Cl. PS, 23.31%, 3/25/36(1)                          1,076,066        1,621,401
   Series 2043, Cl. ZP, 6.50%, 4/15/28                                 3,468,766        3,694,956
   Series 2116, Cl. ZA, 6%, 1/15/29                                    3,020,478        3,317,344
   Series 2148, Cl. ZA, 6%, 4/15/29                                    4,854,863        5,290,600
   Series 2220, Cl. PD, 8%, 3/15/30                                      208,238          232,332
   Series 2326, Cl. ZP, 6.50%, 6/15/31                                   513,417          562,137
   Series 2344, Cl. FP, 1.287%, 8/15/31(1)                               706,720          718,516
   Series 2368, Cl. PR, 6.50%, 10/15/31                                2,244,721        2,466,415
   Series 2427, Cl. ZM, 6.50%, 3/15/32                                 1,832,124        2,006,358
   Series 2435, Cl. EQ, 6%, 5/15/31                                       60,553           60,572
   Series 2451, Cl. FD, 1.337%, 3/15/32(1)                               522,628          533,558
   Series 2461, Cl. PZ, 6.50%, 6/15/32                                 1,226,769        1,361,913
   Series 2464, Cl. FI, 1.337%, 2/15/32(1)                               579,123          588,864
   Series 2465, Cl. PG, 6.50%, 6/15/32                                 1,774,486        1,953,881


                      2 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2010 (Unaudited)

                                                                      Principal
                                                                        Amount          Value
                                                                     -----------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
   Series 2470, Cl. LF, 1.337%, 2/15/32(1)                           $   580,827   $      592,558
   Series 2471, Cl. FD, 1.337%, 3/15/32(1)                               993,013        1,012,198
   Series 2500, Cl. FD, 0.837%, 3/15/32(1)                               741,075          743,049
   Series 2517, Cl. GF, 1.337%, 2/15/32(1)                               460,308          469,148
   Series 2526, Cl. FE, 0.737%, 6/15/29(1)                             1,023,023        1,024,980
   Series 2530, Cl. FD, 0.837%, 2/15/32(1)                             1,195,126        1,195,274
   Series 2538, Cl. F, 0.937%, 12/15/32(1)                             1,569,750        1,574,490
   Series 2551, Cl. FD, 0.737%, 1/15/33(1)                               736,208          736,027
   Series 2551, Cl. LF, 0.837%, 1/15/33(1)                                74,761           74,765
   Series 2648, Cl. JE, 3%, 2/1/30                                     5,166,931        5,212,688
   Series 2750, Cl. XG, 5%, 2/1/34                                     8,950,000        9,590,712
   Series 2754, Cl. PE, 5%, 2/15/34                                    5,000,000        5,359,421
   Series 2764, Cl. UG, 5%, 3/1/34                                     8,261,000        8,872,511
   Series 2844, Cl. PE, 5%, 8/15/34                                    7,500,000        8,026,827
   Series 2857, Cl. MG, 5%, 9/1/34                                     4,970,000        5,326,593
   Series 2890, Cl. PE, 5%, 11/1/34                                    9,070,000        9,697,772
   Series 2911, Cl. CU, 5%, 2/1/28                                     4,309,859        4,470,115
   Series 2939, Cl. PE, 5%, 2/15/35                                    9,198,000        9,810,203
   Series 2947, Cl. HE, 5%, 3/1/35                                     3,990,000        4,256,428
   Series 3015, Cl. GM, 5%, 8/1/35                                     8,440,000        9,022,217
   Series 3019, Cl. MD, 4.75%, 1/1/31                                  4,010,847        4,176,587
   Series 3022, Cl. HU, 5%, 8/1/35                                     8,000,000        8,524,839
   Series 3033, Cl. UD, 5.50%, 10/1/30                                 4,554,000        4,795,015
   Series 3035, Cl. DM, 5.50%, 11/15/25                                  181,596          181,682
   Series 3057, Cl. LG, 5%, 10/15/35                                   5,000,000        5,324,200
   Series 3061, Cl. MB, 5.50%, 5/1/30                                  4,820,000        5,092,083
   Series 3094, Cl. HS, 23.148%, 6/15/34(1)                              640,265          858,534
   Series 3134, Cl. FA, 0.637%, 3/15/36(1)                            13,687,536       13,752,553
   Series 3242, Cl. QA, 5.50%, 3/1/30                                  2,173,466        2,268,054
   Series 3279, Cl. PH, 6%, 2/1/27                                    10,694,808       10,781,774
   Series R013, Cl. AB, 6%, 12/1/21                                    2,823,622        2,951,251
Federal Home Loan Mortgage Corp., Interest-Only Stripped
   Mtg.-Backed Security:
   Series 192, Cl. IO, 10.47%, 2/1/28(5)                                 285,723           57,489
   Series 205, Cl. IO, 8.20%, 9/1/29(5)                                1,702,747          383,284
   Series 206, Cl. IO, 0%, 12/1/29(5,6)                                  456,850          107,650
   Series 2074, Cl. S, 52.684%, 7/17/28(5)                               372,766           78,411
   Series 2079, Cl. S, 62.926%, 7/17/28(5)                               610,687          132,941
   Series 2122, Cl. S, 46.363%, 2/15/29(5)                             2,445,251          417,092
   Series 224, Cl. IO, 0%, 3/1/33(5,6)                                 1,689,846          392,802
   Series 2304, Cl. SK, 50.961%, 6/15/29(5)                            2,332,781          394,367
   Series 243, Cl. 6, 0.751%, 12/15/32(5)                                855,952          212,073
   Series 2493, Cl. S, 56.337%, 9/15/29(5)                               503,807           86,375
   Series 2526, Cl. SE, 38.851%, 6/15/29(5)                              907,324          160,995
   Series 2531, Cl. ST, 37.581%, 2/15/30(5)                              119,046            6,130
   Series 2802, Cl. AS, 99.999%, 4/15/33(5)                            1,072,168          107,257
   Series 2819, Cl. S, 48.935%, 6/15/34(5)                             7,593,830        1,487,346


                      3 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2010 (Unaudited)

                                                                      Principal
                                                                        Amount          Value
                                                                     -----------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
   Series 2920, Cl. S, 69.589%, 1/15/35(5)                           $ 4,679,115   $      609,618
   Series 3000, Cl. SE, 99.999%, 7/15/25(5)                            5,172,218          651,899
   Series 3004, Cl. SB, 99.999%, 7/15/35(5)                            7,304,600        1,152,322
   Series 3045, Cl. DI, 35.762%, 10/15/35(5)                          13,729,799        1,764,968
   Series 3110, Cl. SL, 99.999%, 2/15/26(5)                              673,306           80,838
   Series 3146, Cl. SA, 54.379%, 4/15/36(5)                           18,521,273        2,828,171
Federal National Mortgage Assn.:
   4.50%, 5/25/18-6/1/20                                              23,204,629       24,620,888
   4.50%, 6/1/40(7)                                                   28,430,000       29,016,369
   5%, 12/1/17-6/25/22                                                36,880,572       39,585,247
   5%, 6/1/40(7)                                                      62,772,000       65,714,438
   5%, 9/25/18(8)                                                        822,934          883,376
   5.305%, 10/1/36                                                    21,771,537       22,859,960
   5.50%, 3/25/33-7/25/33                                             15,805,065       16,958,219
   5.50%, 6/1/25-6/1/40(7)                                            56,989,000       60,840,427
   6%, 6/25/30-3/1/37                                                 33,020,887       35,849,028
   6%, 6/1/25(7)                                                      23,498,000       25,322,761
   6%, 10/25/33(8)                                                     3,617,808        3,970,826
   6.50%, 6/25/17-1/1/34                                              21,908,511       24,178,184
   7%, 11/1/17-11/25/35                                               14,736,888       16,443,075
   7.50%, 2/25/27-8/25/33                                             10,398,225       11,724,567
   7.50%, 11/25/29(8)                                                     81,322           91,811
   8%, 12/25/22                                                           31,631           36,312
   8.50%, 7/1/32                                                          89,645          101,106
   11%, 7/25/16                                                           22,458           24,776
   11.50%, 11/25/15                                                       21,440           23,668
Federal National Mortgage Assn. Grantor Trust, Gtd. Trust
   Pass-Through Certificates, Trust 2001-T6, Cl. B, 6.088%,
   5/25/11                                                            10,000,000       10,446,963
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
   Conduit Multiclass Pass-Through Certificates:
   Trust 1992-161, Cl. H, 7.50%, 9/25/22                               4,653,365        5,153,473
   Trust 1992-34, Cl. G, 8%, 3/25/22                                      39,791           42,126
   Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                1,371,405        1,525,197
   Trust 1999-54, Cl. LH, 6.50%, 11/25/29                              1,073,038        1,179,590
   Trust 2001-51, Cl. OD, 6.50%, 10/25/31                              4,403,131        4,821,863
   Trust 2001-69, Cl. PF, 1.343%, 12/25/31(1)                          1,331,436        1,365,159
   Trust 2002-29, Cl. F, 1.343%, 4/25/32(1)                              663,368          680,036
   Trust 2002-52, Cl. FD, 0.843%, 9/25/32(1)                             641,209          642,702
   Trust 2002-59, Cl. F, 0.743%, 9/25/32(1)                            1,842,840        1,846,936
   Trust 2002-60, Cl. FH, 1.343%, 8/25/32(1)                           1,198,576        1,223,457
   Trust 2002-64, Cl. FJ, 1.343%, 4/25/32(1)                             204,201          209,332
   Trust 2002-68, Cl. FH, 0.838%, 10/18/32(1)                            394,202          395,024
   Trust 2003-111, Cl. HF, 0.743%, 5/25/30(1)                          3,071,189        3,068,026
   Trust 2003-116, Cl. FA, 0.743%, 11/25/33(1)                           445,009          445,761
   Trust 2003-130, Cl. CS, 13.414%, 12/25/33(1)                          653,036          753,236
   Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                               4,266,000        4,696,690
   Trust 2003-26, Cl. XF, 0.793%, 3/25/23(1)                           4,226,683        4,213,794


                      4 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2010 (Unaudited)

                                                                      Principal
                                                                        Amount          Value
                                                                     -----------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
   Trust 2003-28, Cl. KG, 5.50%, 4/25/23                             $ 3,165,000   $    3,463,941
   Trust 2003-89, Cl. XF, 0.743%, 11/25/32(1)                            791,962          790,329
   Trust 2004-72, Cl. FB, 0.843%, 9/25/34(1)                           2,969,190        2,991,890
   Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                 2,899,873        3,222,556
   Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                             2,490,000        2,692,429
   Trust 2005-104, Cl. MC, 5.50%, 12/25/25                             4,700,000        5,134,511
   Trust 2005-117, Cl. LA, 5.50%, 12/25/27                             3,167,883        3,205,198
   Trust 2005-22, Cl. EC, 5%, 10/1/28                                  1,365,152        1,419,782
   Trust 2005-25, Cl. PS, 26.652%, 4/25/35(1)                          3,278,835        4,802,177
   Trust 2005-31, Cl. PB, 5.50%, 4/25/35                               2,280,000        2,534,742
   Trust 2005-69, Cl. LE, 5.50%, 11/1/33                               9,006,781        9,603,804
   Trust 2006-110, Cl. PW, 5.50%, 5/25/28                              2,864,647        2,957,720
   Trust 2006-46, Cl. SW, 22.942%, 6/25/36(1)                            714,445        1,046,123
   Trust 2006-50, Cl. KS, 22.943%, 6/25/36(1)                          1,991,399        2,622,669
   Trust 2006-50, Cl. SK, 22.943%, 6/25/36(1)                          2,563,905        3,402,494
   Trust 2007-9, Cl. LE, 5.50%, 3/25/37                                2,000,000        2,219,780
Federal National Mortgage Assn., Interest-Only Stripped
   Mtg.-Backed Security:
   Trust 2001-61, Cl. SH, 46.937%, 11/18/31(5)                         2,418,100          403,910
   Trust 2001-63, Cl. SD, 38.123%, 12/18/31(5)                           847,549          146,694
   Trust 2001-68, Cl. SC, 30.961%, 11/25/31(5)                           589,172           98,538
   Trust 2001-81, Cl. S, 35.574%, 1/25/32(5)                             573,798          101,169
   Trust 2002-28, Cl. SA, 36.896%, 4/25/32(5)                            473,471           73,823
   Trust 2002-38, Cl. SO, 53.37%, 4/25/32(5)                             677,354           91,523
   Trust 2002-39, Cl. SD, 40.052%, 3/18/32(5)                            715,898          102,856
   Trust 2002-41, Cl. S, 70.891%, 7/25/32(5)                           2,497,218          454,237
   Trust 2002-48, Cl. S, 34.636%, 7/25/32(5)                             778,291          110,139
   Trust 2002-52, Cl. SD, 37.556%, 9/25/32(5)                            641,209           93,076
   Trust 2002-52, Cl. SL, 34.862%, 9/25/32(5)                            484,608           73,902
   Trust 2002-53, Cl. SK, 38.09%, 4/25/32(5)                             446,556           66,865
   Trust 2002-56, Cl. SN, 37.153%, 7/25/32(5)                          1,063,476          148,760
   Trust 2002-77, Cl. IS, 46.958%, 12/18/32(5)                         1,154,011          171,599
   Trust 2002-77, Cl. JS, 43.741%, 12/18/32(5)                         4,011,516          561,739
   Trust 2002-77, Cl. SA, 35.827%, 12/18/32(5)                         2,857,797          389,695
   Trust 2002-77, Cl. SH, 44.723%, 12/18/32(5)                           742,043          127,912
   Trust 2002-9, Cl. MS, 33.724%, 3/25/32(5)                             876,515          136,083
   Trust 2003-23, Cl. ES, 68.692%, 10/25/22(5)                         7,602,599          814,904
   Trust 2003-25, Cl. IK, 25.282%, 4/1/33(5)                          10,603,940        2,149,420
   Trust 2003-33, Cl. SP, 53.772%, 5/25/33(5)                          2,257,283          342,297
   Trust 2003-4, Cl. S, 43.649%, 2/25/33(5)                            1,402,724          216,197
   Trust 2003-89, Cl. XS, 59.68%, 11/25/32(5)                          2,127,802          126,803
   Trust 2004-65, Cl. SA, 54.614%, 5/25/23(5)                          4,394,638          365,539
   Trust 2005-14, Cl. SE, 37.896%, 3/25/35(5)                          4,388,802          594,274
   Trust 2005-40, Cl. SB, 76.646%, 5/25/35(5)                          3,309,607          497,557
   Trust 2005-71, Cl. SA, 68.317%, 8/25/25(5)                          3,400,234          509,445
   Trust 2005-87, Cl. SE, 42.833%, 10/25/35(5)                        10,583,617        1,407,637


                      5 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2010 (Unaudited)

                                                                      Principal
                                                                        Amount          Value
                                                                     -----------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
   Trust 2005-87, Cl. SG, 77.168%, 10/25/35(5)                       $10,459,317   $    1,543,683
   Trust 2006-43, Cl. SJ, 70.297%, 6/25/36(5)                         17,799,204        2,838,067
   Trust 2006-51, Cl. SA, 58.53%, 6/25/36(5)                           6,322,026          833,552
   Trust 2006-60, Cl. DI, 35.119%, 4/25/35(5)                          4,137,930          586,552
   Trust 2009-106, Cl. SA, 19.764%, 1/25/40(5)                         7,544,654          857,114
   Trust 2009-15, Cl. SA, 16.135%, 3/25/24(5)                          6,173,697          649,614
   Trust 221, Cl. 2, 24.65%, 5/1/23(5)                                 1,463,763          302,458
   Trust 252, Cl. 2, 26.263%, 11/1/23(5)                                 716,106          151,936
   Trust 303, Cl. IO, 27.329%, 11/1/29(5)                              5,570,078        1,317,187
   Trust 319, Cl. 2, 24.53%, 2/1/32(5)                                 1,694,265          347,734
   Trust 321, Cl. 2, 4.505%, 4/1/32(5)                                 2,179,134          495,744
   Trust 324, Cl. 2, 1.474%, 7/1/32(5)                                   978,161          220,464
   Trust 328, Cl. 2, 0%, 12/1/32(5,6)                                  8,726,361        2,139,604
   Trust 334, Cl. 12, 0%, 2/1/33(5,6)                                  3,395,768          806,852
   Trust 339, Cl. 7, 0%, 7/1/33(5,6)                                   3,201,054          595,839
   Trust 351, Cl. 10, 23.018%, 4/1/34(5)                               2,499,318          448,793
   Trust 351, Cl. 8, 5.747%, 4/1/34(5)                                 2,208,185          386,204
   Trust 356, Cl. 10, 1.566%, 6/1/35(5)                                1,873,192          338,920
   Trust 356, Cl. 12, 0%, 2/1/35(5,6)                                    946,286          170,198
   Trust 362, Cl. 12, 4.709%, 8/1/35(5)                                2,760,254          577,242
   Trust 362, Cl. 13, 5.508%, 8/1/35(5)                                1,466,480          311,499
   Trust 364, Cl. 15, 1.255%, 9/1/35(5)                                2,532,520          603,341
Federal National Mortgage Assn., Principal-Only Stripped
   Mtg.-Backed Security, Trust 327, Cl. 1, 10.427%, 9/1/32(9)            475,859          413,734
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed
   Security, Series 1995-2B, Cl. 2IO, 26.025%, 6/15/25(5)              6,172,223          139,518
                                                                                   --------------
                                                                                      727,179,263
                                                                                   --------------
GNMA/GUARANTEED--5.3%
Government National Mortgage Assn.:
   4.375%, 5/9/17(1)                                                      18,184           18,849
   4.50%, 6/1/40(7)                                                   48,195,000       49,475,156
   6.50%, 11/29/23-12/30/23                                               86,068           93,902
   7%, 1/29/28-2/8/30                                                    494,421          559,396
   7.50%, 3/2/22-11/29/26                                                334,496          380,017
   8%, 9/29/16-8/29/28                                                   114,132          131,577
   8.50%, 8/1/17-12/15/17                                                292,450          321,831
   9.50%, 7/30/18-12/30/19                                                 7,418            8,578
   10%, 8/29/17-8/30/19                                                   59,991           67,508
   10.50%, 12/30/15-12/30/20                                             191,582          216,381
   11%, 11/8/19-8/8/20                                                   172,343          193,397
   11.50%, 3/2/13                                                          1,720            1,785
   12%, 12/30/12-3/30/14                                                   3,528            3,936
   12.50%, 1/30/14-3/2/14                                                 15,101           17,316
   13%, 4/30/11                                                            1,138            1,181
   13.50%, 5/15/11-1/30/13                                                 4,255            4,953
   14%, 6/30/11                                                            1,041            1,131


                      6 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2010 (Unaudited)

                                                                      Principal
                                                                        Amount          Value
                                                                     -----------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
GNMA/GUARANTEED CONTINUED
Government National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                  $ 4,979,832   $    5,682,529
Series 2000-12, Cl. ZA, 8%, 2/16/30                                    1,263,584        1,394,703
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, 50.561%, 7/16/28(5)                            1,249,486          275,788
Series 1998-6, Cl. SA, 67.359%, 3/16/28(5)                               772,123          154,762
                                                                                   --------------
                                                                                       59,004,676
                                                                                   --------------
NON-AGENCY--10.2%
COMMERCIAL--7.6%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2004-4, Cl. A3, 4.128%, 7/1/42       2,689,402        2,687,940
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed Pass-Through Certificates, Series 1997-CTL1, 0%,
6/22/24(2,5,6)                                                        12,637,812          564,251
CHL Mortgage Pass-Through Trust 2005-17, Mtg. Pass-Through
Certificates, Series 2005-17, Cl. 1A8, 5.50%, 9/1/35                   5,700,000        4,616,838
Citigroup Mortgage Loan Trust, Inc. 2006-AR1, Mtg.-Backed
Pass-Through Certificates, Series 2006-AR1, Cl. 1A1, 2.81%,
10/25/35(1)                                                            7,410,606        6,207,124
Credit Suisse Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2007-C3, Cl. A4, 5.722%,
6/1/39(1)                                                              1,360,000        1,249,307
Credit Suisse First Boston Mortgage Securities Corp., Mtg.
Pass-Through Certificates, Series 2001-SPGA, Cl. B, 6.662%,
8/13/18(2)                                                            10,767,000       10,429,479
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations,
Series 2006-GG8, Cl. A4, 5.56%, 11/1/39                                1,700,000        1,670,451
Heller Financial Commercial Mortgage Asset Corp., Interest-Only
Commercial Mtg. Obligations, Series 2000-PH1, Cl. X, 0%,
1/17/34(2,5,6)                                                        37,265,908          956,817
Impac CMB Trust Series 2005-4, Collateralized Asset-Backed Bonds,
Series 2005-4, Cl. 1A1A, 0.883%, 5/25/35(1)                            3,280,640        2,411,018
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP1, Cl. A4, 5.038%, 3/1/46(1)                            5,000,000        5,156,252
Series 2007-LD11, Cl. A2, 5.803%, 6/15/49(1)                           7,980,000        8,180,129
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                             1,940,000        1,925,078
JPMorgan Mortgage Trust 2006-A7, Mtg. Pass-Through Certificates,
Series 2006-A7, Cl. 2A2, 5.757%, 1/1/37(1)                             1,446,933        1,237,096
LB-UBS Commercial Mortgage Trust 2003-C8, Commercial Mtg.
Pass-Through Certificates, Series 2003-C8, Cl. A4, 5.124%,
11/11/32                                                               4,400,000        4,676,521
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial Mtg.
Pass-Through Certificates, Series 2007-C1, Cl. A2, 5.318%, 1/15/12    11,120,000       11,321,229


                      7 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS  May 31, 2010 (Unaudited)

                                                                      Principal
                                                                        Amount          Value
                                                                     -----------   --------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
COMMERCIAL CONTINUED
Lehman Structured Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/1/24(2)              $   301,935   $      235,393
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34                     2,328,999        2,227,311
Merrill Lynch Mortgage Trust 2003-KEY1, Mtg. Asset-Backed
Certificates, Series 2003-KEY1, Cl. A4, 5.236%, 11/1/35                6,600,000        6,941,321
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through
Certificates, Series 2007-IQ16, Cl. A4, 5.809%, 12/1/49                2,980,000        2,951,635
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust, Mtg.
Pass-Through Certificates, Series 2005-AR1, Cl. 1A1, 2.867%,
2/1/35(1)                                                              8,899,809        8,254,875
                                                                                   --------------
                                                                                       83,900,065
                                                                                   --------------
MULTIFAMILY--0.5%
Bear Stearns ARM Trust 2005-10, Mtg. Pass-Through Certificates,
Series 2005-10, Cl. A3, 3.888%, 10/1/35(1)                             3,675,000        3,112,552
CHL Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. 2A1, 5.50%, 4/1/35                      785,286          697,637
Merrill Lynch Mortgage Investors Trust 2005-A2, Mtg. Pass-Through
Certificates, Series 2005-A2, Cl. A2, 2.80%, 2/1/35(1)                 2,017,983        1,976,654
                                                                                   --------------
                                                                                        5,786,843
                                                                                   --------------
RESIDENTIAL--2.1%
Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg.
Pass-Through Certificates, Series 2007-A1, Cl. 9A1, 4.549%,
2/1/37(1)                                                              3,235,094        3,267,273
CHL Mortgage Pass-Through Trust 2005-J4, Mtg. Pass-Through
Certificates, Series 2005-J4, Cl. A7, 5.50%, 11/1/35                   3,290,000        2,451,271
CHL Mortgage Pass-Through Trust 2007-HY3, Mtg. Pass-Through
Certificates, Series 2007-HY3, Cl. 1A1, 3.825%, 6/1/47(1)              3,800,070        2,559,986
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg. Pass-Through
Certificates, Series 2007-HY4, Cl. 1A1, 5.933%, 9/1/47(1)              3,761,106        2,769,607
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-4,
Cl. 2A1B, 5.17%, 10/25/35                                                 81,263           80,311
Merrill Lynch Mortgage Investors Trust 2005-A1, Mtg. Pass-Through
Certificates, Series 2005-A1, Cl. 2A1, 3.07%, 12/25/34(1)                375,159          361,580
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-Through
Certificates, Series MLCC 2006-3, Cl. 2A1, 6.065%, 10/25/36(1)         7,598,575        6,978,528
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                      54,012           51,184
WaMu Mortgage Pass-Through Certificates 2000-1 Trust, Mtg.
Pass-Through Certificates, Series 2000-1, Cl. M3, 1/25/40(1)              83,030           27,549
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg.
Pass-Through Certificates, Series 2007-HY1, Cl. 4A1, 5.37%,
2/1/37(1)                                                              5,638,548        4,133,733
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg.
Pass-Through Certificates, Series 2004-R, Cl. 2A1, 3.003%,
9/1/34(1)                                                                347,942          346,213
                                                                                   --------------
                                                                                       23,027,235
                                                                                   --------------


                      8 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2010 (Unaudited)

                                                                                        Value
                                                                                   --------------
Total Mortgage-Backed Obligations (Cost
$850,552,654)                                                                      $  898,898,082
U.S. GOVERNMENT OBLIGATIONS--16.3%
Federal Home Loan Bank Unsec. Bonds:
3.625%, 10/18/13                                                    $ 12,840,000       13,673,851
5.375%, 5/18/16                                                        5,285,000        6,072,978
Federal Home Loan Mortgage Corp. Nts.:
1.625%, 4/15/13                                                        7,500,000        7,543,260
2.875%, 2/9/15(10)                                                    34,535,000       35,368,606
5.25%, 4/18/16                                                        14,445,000       16,408,567
Federal National Mortgage Assn. Nts.:
2.625%, 11/20/14(10)                                                  33,560,000       34,333,457
4.375%, 10/15/15                                                      12,656,000       13,852,207
4.875%, 12/15/16                                                      10,070,000       11,213,398
5%, 3/15/16                                                           13,425,000       15,094,627
5.375%, 7/15/16                                                        6,703,000        7,663,573
U.S. Treasury Bills:
0.16%, 6/10/10                                                        10,000,000        9,999,650
0.195%, 6/24/10                                                       10,000,000        9,999,010
                                                                                   --------------
Total U.S. Government Obligations (Cost $177,534,024)                                 181,223,184
SHORT-TERM NOTES--14.7%
Federal Home Loan Bank:
0.06%, 6/1/10                                                        107,935,000      107,935,000
0.12%, 6/7/10                                                          5,000,000        4,999,900
0.12%, 6/8/10                                                          5,000,000        4,999,883
0.12%, 6/16/10                                                        10,000,000        9,999,500
0.12%, 6/17/10                                                         5,000,000        4,999,733
0.13%, 6/4/10                                                          5,000,000        4,999,958
0.15%, 6/23/10                                                        15,000,000       14,998,625
0.16%, 6/9/10                                                         10,000,000        9,999,733
                                                                                   --------------
Total Short-Term Notes (Cost $162,932,332)                                            162,932,332

                                                                      Shares
                                                                   -------------
INVESTMENT COMPANY--2.6%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.23%(11,12)
(Cost $28,765,000)                                                    28,765,000       28,765,000
                                                                                   --------------
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned)
(Cost $1,292,660,272)                                                               1,337,740,551
                                                                                   --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES
LOANED--5.6%
OFI Liquid Assets Fund, LLC, 0.25%(11,12) (Cost $62,598,000)          62,598,000       62,598,000
                                                                                   --------------
TOTAL INVESTMENTS, AT VALUE (COST $1,355,258,272)                          126.0%   1,400,338,551
Liabilities in Excess of Other Assets                                      (26.0)    (288,773,301)
                                                                   -------------   --------------
Net Assets                                                                 100.0%  $1,111,565,250
                                                                   =============   ==============

Footnotes to Statement of Investments

(1.) Represents the current interest rate for a variable or increasing rate security.


                      9 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2010 (Unaudited)

(2.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $16,923,789 or 1.52% of the Fund's net assets as of May 31, 2010.

(3.) Issue is in default. See accompanying Notes.

(4.) Restricted security. The aggregate value of restricted securities as of May
     31, 2010 was $1,410,000, which represents 0.13% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                      UNREALIZED
                                                            ACQUISITION                              APPRECIATION
SECURITY                                                        DATE         COST         VALUE     (DEPRECIATION)
--------                                                    -----------   ----------   ----------   --------------
Embarcadero Aircraft Securitization Trust, Airplane
Receivable Nts., Series 2000-A, Cl. B, 8/15/25                 8/17/00    $4,550,157   $       --    $(4,550,157)
Volvo Financial Equipment LLC, Asset-Backed Certificates,
Series 2010-1A, Cl. A3, 1.56%, 6/17/13                         5/11/10     1,409,979    1,410,000             21
                                                                          ----------   ----------    -----------
                                                                          $5,960,136   $1,410,000    $(4,550,136)
                                                                          ==========   ==========    ===========

(5.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $41,141,118 or 3.70% of the Fund's net assets as of May 31, 2010.

(6.) The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

(7.) When-issued security or delayed delivery to be delivered and settled after May 31, 2010. See accompanying Notes.

(8.) All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $4,946,013. See accompanying Notes.

(9.) Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $413,734 or 0.04% of the Fund's net assets as of May 31, 2010.

(10.) Partial or fully-loaned security. See accompanying Notes.

(11.) Rate shown is the 7-day yield as of May 31, 2010.

(12.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                              SHARES          GROSS         GROSS         SHARES
                                         AUGUST 31, 2009    ADDITIONS     REDUCTIONS   MAY 31, 2010
                                         ---------------   -----------   -----------   ------------
OFI Liquid Assets Fund, LLC                100,752,500     141,325,500   179,480,000    62,598,000
Oppenheimer Institutional Money Market
Fund, Cl. E                                 38,050,000      48,295,000    57,580,000    28,765,000

                                            VALUE       INCOME
                                         -----------   -------
OFI Liquid Assets Fund, LLC              $62,598,000   $24,506(a)
Oppenheimer Institutional Money Market
Fund, Cl. E                               28,765,000    64,911
                                         -----------   -------
                                         $91,363,000   $89,417
                                         ===========   =======

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

FUTURES CONTRACTS AS OF MAY 31, 2010 ARE AS FOLLOWS:

                                                                                  UNREALIZED
                                        NUMBER OF   EXPIRATION                   APPRECIATION
CONTRACT DESCRIPTION         BUY/SELL   CONTRACTS      DATE          VALUE      (DEPRECIATION)
--------------------         --------   ---------   ----------   ------------   --------------
U.S. Treasury Long Bonds        Buy       1,218       9/21/10    $149,395,313    $(2,003,454)
U.S. Treasury Nts., 2 yr.       Buy          57       9/30/10      12,434,016          4,399
U.S. Treasury Nts., 5 yr.      Sell         130       6/30/10      15,266,875       (272,863)
U.S. Treasury Nts., 5 yr.      Sell          60       9/30/10       7,000,313           (123)
U.S. Treasury Nts., 10 yr.      Buy         350       9/21/10      41,956,250        (72,739)
                                                                                 -----------
                                                                                 $(2,344,780)
                                                                                 ===========


                     10 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2010 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of May 31, 2010 based on valuation input level:

                                           LEVEL 1--           LEVEL 2--            LEVEL 3--
                                       UNADJUSTED QUOTED   OTHER SIGNIFICANT       SIGNIFICANT
                                             PRICES        OBSERVABLE INPUTS   UNOBSERVABLE INPUTS        VALUE
                                       -----------------   -----------------   -------------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Asset-Backed Securities                   $        --        $   65,921,953            $--           $   65,921,953
Mortgage-Backed Obligations                        --           898,898,082             --              898,898,082
U.S. Government Obligations                        --           181,223,184             --              181,223,184
Short-Term Notes                                   --           162,932,332             --              162,932,332
Investment Company                         28,765,000                    --             --               28,765,000
Investments Purchased with Cash
   Collateral from Securities Loaned               --            62,598,000             --               62,598,000
                                          -----------        --------------            ---           --------------
Total Investments, at Value                28,765,000         1,371,573,551             --            1,400,338,551
OTHER FINANCIAL INSTRUMENTS:
Futures margins                               342,264                    --             --                  342,264
                                          -----------        --------------            ---           --------------
Total Assets                              $29,107,264        $1,371,573,551            $--           $1,400,680,815
                                          -----------        --------------            ---           --------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Futures margins                           $   (49,889)       $           --            $--           $      (49,889)
                                          -----------        --------------            ---           --------------
Total Liabilities                         $   (49,889)       $           --            $--           $      (49,889)
                                          -----------        --------------            ---           --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than


                     11 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2010 (Unaudited)

unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers


                     12 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2010 (Unaudited)

advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of May 31, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                          WHEN-ISSUED OR DELAYED
                       DELIVERY BASIS TRANSACTIONS
                       ---------------------------
Purchased securities           $259,921,006
Sold securities                  31,983,059

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of May 31, 2010 is as follows:

Cost                                $4,550,157
Market Value                        $       --
Market Value as a % of Net Assets         0.00%

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in


                     13 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2010 (Unaudited)

LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As of May 31, 2010, there were no restrictions on the Fund's ability to withdraw investments from LAF at will. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are


                     14 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2010 (Unaudited)

liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty.

     CREDIT RELATED CONTINGENT FEATURES. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's ISDA master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The


                     15 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2010 (Unaudited)

market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of May 31, 2010, the Fund had on loan securities valued at $61,719,060. Collateral of $62,598,000 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $1,355,315,925
Federal tax cost of other investments      183,863,171
                                        --------------
Total federal tax cost                  $1,539,179,096
                                        ==============
Gross unrealized appreciation           $   60,996,778
Gross unrealized depreciation              (18,318,932)
                                        --------------
Net unrealized appreciation             $   42,677,846
                                        ==============


                     16 | Oppenheimer U.S. Government Trust

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer U.S. Government Trust


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 07/07/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 07/07/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 07/07/2010